TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]

	2013	2014
	(EUR in millions)
Debt securities issued by other governments and public sector entities	455	364
Greek treasury bills	2,086	1,799
Foreign treasury bills	126	133
Debt securities issued by Greek financial institutions	-	2
Debt securities issued by foreign financial institutions	342	55
Corporate debt securities issued by Greek companies	20	31
Corporate debt securities issued by foreign companies	13	9
Equity securities issued by Greek companies	26	2
Equity securities issued by foreign companies	7	7
Mutual fund units	7	3
Total	3,082	2,405